Cover Document	Apr. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 19, 2024
Entity Registrant Name	LUNA INNOVATIONS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52008
Entity Tax Identification Number	54-1560050
Entity Address, Address Line One	301 1st Street SW
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Roanoke
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24011
Local Phone Number	769-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	LUNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001239819
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, City or Town	Roanoke
Entity Address, Address Line One	301 1st Street SW
Entity Address, Address Line Two	Suite 200
Entity Address, State or Province	VA